Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income Tax	Income Tax
Due to the Company’s early stage of development, it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, net deferred tax assets are not recognized.
Summary of related offset deferred tax :

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Deferred tax assets / Tax losses carryforwards	8,344	8,699	8,241
Deferred tax assets / Provision for defined benefit obligation	610	682	481
Deferred tax assets / Others	52	34	21
Deferred Tax assets	9,006	9,415	8,743
Deferred tax liabilities / Deferred revenue	8,233	8,754	8,189
Deferred tax liabilities / Lease contract (IFRS 16 application)	553	500	443
Deferred tax assets / Tax amortization	220	154	111
Deferred tax liabilities / Other	—	7	—
Deferred Tax liabilities	9,006	9,415	8,743
As of December 31, 2025, the accumulated tax losses carryforwards of Innate Pharma SA were €592,434 thousand with no expiration date (€483,570 and €536,759 thousand as of December 31, 2023 and 2024).
As of December 31, 2025, the accumulated tax losses carryforwards of Innate Pharma Inc. was €14,821 thousand, or $17,415 thousand, (€15,181 thousand, or $16,775 thousand and €16,427 thousand, or $17,066 thousand as of December 31, 2023 and 2024, respectively), with a 20-year period expiration.
Accordingly, net deferred tax assets not recognized are :

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Deferred tax assets / Tax losses carryforwards - France	112,549	125,491	139,867
Deferred tax assets / Tax losses carry forwards - US	2,773	2,781	2,781
Deferred Tax assets / Tax losses carryforwards	115,322	128,272	142,649

Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Net income (loss) before tax	(7,570)	(49,471)	(49,177)
Statutory tax rate	25.00%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	1,891	12,368	12,294
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	—	—	—
Research tax credit	2,457	1,872	1,551
Provision for defined benefit obligations	27	(72)	202
Share-based compensation	(1,064)	(986)	(642)
Revenue from collaboration agreements	1,095	(296)	864
Non-recognition of deferred tax assets related to tax losses and temporary differences	(4,501)	(13,340)	(13,996)
Carry-back	—	—	—
Impact linked to intra-group merger operations	—	—	—
Impact linked to the exercise of a real estate leasing option	—	—	—
Others differences	94	454	(274)
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	%	%	%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—